Subsequent events (Details) - Convertible Debt $ in Millions	Mar. 12, 2021 USD ($)
Subsequent Event [Line Items]
Aggregate principal amount	$ 165.0
Interest rate payable annually	1.00%
Convertible Notes | Subsequent Event
Subsequent Event [Line Items]
Aggregate principal amount	$ 165.0
Proceeds from issuance of convertible debt	$ 162.4
Interest rate payable annually	1.00%